June 22, 2012

Securities and Exchange Commission

Via EDGAR

Re:       Principal Variable Contracts Funds, Inc.

File Nos. 02-35570, 811-11-01944

Interactive data files for previous 497 filing

Principal Variable Contracts Funds, Inc. (“the Registrant”) is incorporating by reference the form of prospectus filed on June 15, 2012 (SEC Accession No. 0000898745-12-000527).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A Items 2-4 in the form of prospectus that the Registrant is incorporating by reference.

Exhibit No.                                     Exhibits

Ex-101.INS                                      XBRL Instance Document

Ex-101.SCH                                    XBRL Taxonomy Extension Schema Document

Ex-101.CAL                                     XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                                    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                                     XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE                                    XBRL Taxonomy Extension Presentation Linkbase Document

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